Jul. 28, 2017
ETFMG Prime Mobile Payments ETF
ETFMG Prime Mobile Payments ETF
Supplement to the

Summary Prospectus, Prospectus, and Statement of Additional Information dated January 31, 2017, as previously supplemented, of the

 PureFunds® ISE Mobile Payments™ ETF (IPAY)

PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF (SILJ)

PureFunds® Drone Economy Strategy ETF (IFLY)

PureFunds® Video Game Tech ETF (GAMR)

PureFunds® ETFx HealthTech ETF (IMED)

July 28, 2017

Important Notice Regarding Changes to the Name, Underlying Index, Investment Objective,
 and Principal Investment Strategy of each Fund

The Board of Trustees of ETF Managers Trust has approved the changes described below with respect to each of the funds listed at the top of this Supplement (each, a “Fund”, and collectively, the “Funds”), effective as of August 1, 2017.

Name Changes. Effective August 1, 2017, the name of each Fund listed in the table below will change as follows:

Current Fund Name	New Fund Name
PureFunds® ISE Cyber Security™ ETF	ETFMG Prime Cyber Security ETF
PureFunds® ISE Mobile Payments™ ETF	ETFMG Prime Mobile Payments ETF
PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF	ETFMG Prime Junior Silver ETF
PureFunds® Video Game Tech ETF	ETFMG Video Game Tech ETF
PureFunds® Drone Economy Strategy ETF	ETFMG Drone Economy Strategy ETF
PureFunds® ETFx HealthTech ETF	ETFMG ETFx HealthTech ETF

Underlying Index Changes. Effective August 1, 2017, Prime Indexes will replace Nasdaq, Inc. as the index provider for each Fund listed in the table below and a new underlying index (each, a “New Underlying Index”) will replace the existing underlying index for each such Fund as follows:

New Fund Name	Current Underlying Index	New Underlying Index
ETFMG Prime Cyber Security ETF	ISE Cyber Security™ Index	Prime Cyber Defense Index
ETFMG Prime Mobile Payments ETF	ISE Mobile PaymentsTM Index	Prime Mobile Payments Index
ETFMG Prime Junior Silver ETF	ISE Junior Silver (Small Cap Miners/Explorers)™ Index	Prime Junior Silver Miners & Explorers Index

Effective August 1, 2017, all references in each Summary Prospectus, Prospectus, and SAI to Nasdaq, Inc. as an index provider, the section entitled “Fund Sponsor” on page 45 of the Prospectus, the third through fifth paragraphs under “Index/Trademark Licenses/Disclaimers” on pages 49–50 of the Prospectus, and the section entitled “Additional Index Information” on page 2 of the SAI are deleted in their entirety.

Investment Objective Changes.
Effective August 1, 2017, the investment objective of each of the ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, and ETFMG Prime Junior Silver ETF will be to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the applicable New Underlying Index listed in the above table.

Principal Investment Strategy Changes. The following changes are each effective August 1, 2017:
ETFMG Prime Mobile Payments ETF (formerly the PureFunds® ISE Mobile Payments™ ETF)

The third through ninth paragraphs under “Principal Investment Strategies” on pages 5–6 of the Prospectus are replaced with the following:

The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies across the globe that (i) engage in providing payment processing services or applications, (ii) provide payment solutions, (iii) build or provide payment industry architecture, infrastructure or software, or (iv) provide services as a credit card network (collectively, “Mobile Payment Companies”). The securities of each company in the Index must also be listed on a securities exchange.

The initial universe of Mobile Payment Companies is determined based on proprietary research and analysis conducted by Prime Indexes, the “Index Provider”. The Index Provider uses a variety of publicly available resources for such analysis, including financial statements and other reports published by issuers to determine whether a company is actively engaged as a Mobile Payment Company.

Mobile Payment Companies are then screened for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $100 million, and an operating company structure (as opposed to a pass-through security). When deemed appropriate by the Index Provider in its sole discretion, the Index Provider may also determine that certain components that would otherwise satisfy eligibility requirements be excluded from the Index or certain components that do not satisfy eligibility requirements be included in the Index.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the second Friday of each March, June, September, and December (or the next business day if the second Friday is not a business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December and become effective at the market opening on the next trading day. Changes are announced on the Index Provider's publicly available website or the website of Solactive AG on the Selection Day.

The Index constituents are weighted according to a modified market capitalization weighting methodology. Constituent weightings are “modified” in that each constituent weighting is capped at 6% of the Index and the cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. In addition, constituents with a market capitalization of less than US$1 billion as of the Selection Day will have their weight reduced by 55–85% depending on their specific market capitalization. The weight of any individual Index constituent whose weight is reduced due to the above-described limits will be redistributed equally among all other Index constituents whose weights are not in excess of such limits.

The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, and the Fund’s investment adviser.

As of July 27, 2017, the Index had 31 constituents, 6 of which were foreign companies, and the three largest stocks and their weightings in the Index were PayPal Holdings Inc. (6.52%), MasterCard Incorporated (6.04%), and Visa Inc. (6.02%).

The last sentence under “Principal Investment Strategies” on page 6 of the Prospectus is replaced with the following:

As of July 27, 2017, the Index was concentrated in companies in the information technology services industry.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.